Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000172348 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000172348 | United States Treasury Notes_4.35__BNY-912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172348 | Goldman Sachs Group, Inc._5.33__BNY-38141GB37
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000172348 | United States Treasury Bonds_4.125__BNY-912810UD8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000172348 | Banco Santander SA_9.625__BNY-05971KAQ2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172348 | Huntington Bancshares, Inc._2.487__BNY-446150AX2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172348 | Laboratory Corp. of America Holdings_4.8__BNY-50540RBB7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172348 | Lloyds Banking Group PLC_6.75__BNY-53944YBB8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000172348 | United States Treasury Notes_3.375__BNY-91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000172348 | United States Cellular Corp._6.7__BNY-911684AD0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000172348 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172348 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000172348 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000172349 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000172349 | United States Treasury Notes_4.35__BNY-912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172349 | Goldman Sachs Group, Inc._5.33__BNY-38141GB37
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000172349 | United States Treasury Bonds_4.125__BNY-912810UD8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000172349 | Banco Santander SA_9.625__BNY-05971KAQ2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172349 | Huntington Bancshares, Inc._2.487__BNY-446150AX2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172349 | Laboratory Corp. of America Holdings_4.8__BNY-50540RBB7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172349 | Lloyds Banking Group PLC_6.75__BNY-53944YBB8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000172349 | United States Treasury Notes_3.375__BNY-91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000172349 | United States Cellular Corp._6.7__BNY-911684AD0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000172349 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172349 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000172349 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000122004 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000122004 | United States Treasury Notes_4.35__BNY-912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122004 | Goldman Sachs Group, Inc._5.33__BNY-38141GB37
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122004 | United States Treasury Bonds_4.125__BNY-912810UD8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122004 | Banco Santander SA_9.625__BNY-05971KAQ2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122004 | Huntington Bancshares, Inc._2.487__BNY-446150AX2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122004 | Laboratory Corp. of America Holdings_4.8__BNY-50540RBB7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122004 | Lloyds Banking Group PLC_6.75__BNY-53944YBB8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122004 | United States Treasury Notes_3.375__BNY-91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122004 | United States Cellular Corp._6.7__BNY-911684AD0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000122004 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122004 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000122004 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000191190 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000191190 | United States Treasury Notes_4.35__BNY-912810UA4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000191190 | Goldman Sachs Group, Inc._5.33__BNY-38141GB37
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191190 | United States Treasury Bonds_4.125__BNY-912810UD8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191190 | Banco Santander SA_9.625__BNY-05971KAQ2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191190 | Huntington Bancshares, Inc._2.487__BNY-446150AX2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191190 | Laboratory Corp. of America Holdings_4.8__BNY-50540RBB7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191190 | Lloyds Banking Group PLC_6.75__BNY-53944YBB8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000191190 | United States Treasury Notes_3.375__BNY-91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000191190 | United States Cellular Corp._6.7__BNY-911684AD0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000191190 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000191190 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000191190 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000159005 | RFM Reremic Trust_2.239_Class AB64_BNY-74971BBR5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159005 | RFM Reremic Trust_2.39_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159005 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159005 | Symphony CLO 43 Ltd._7.877_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159005 | Freddie Mac STACR REMIC Trust_8.68_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159005 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159005 | Freddie Mac STACR REMIC Trust_10.03_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159005 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159005 | GAM Re-REMIC Trust_0.000_Class 1D_BNY-364614AG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159005 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159005 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159005 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000159005 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000159005 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000159006 | RFM Reremic Trust_2.239_Class AB64_BNY-74971BBR5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159006 | RFM Reremic Trust_2.39_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159006 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159006 | Symphony CLO 43 Ltd._7.877_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159006 | Freddie Mac STACR REMIC Trust_8.68_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159006 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159006 | Freddie Mac STACR REMIC Trust_10.03_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159006 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159006 | GAM Re-REMIC Trust_0.000_Class 1D_BNY-364614AG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159006 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159006 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159006 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000159006 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000159006 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000221175 | RFM Reremic Trust_2.239_Class AB64_BNY-74971BBR5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221175 | RFM Reremic Trust_2.39_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221175 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221175 | Symphony CLO 43 Ltd._7.877_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221175 | Freddie Mac STACR REMIC Trust_8.68_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221175 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221175 | Freddie Mac STACR REMIC Trust_10.03_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221175 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221175 | GAM Re-REMIC Trust_0.000_Class 1D_BNY-364614AG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221175 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221175 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221175 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000221175 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000221175 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000191194 | RFM Reremic Trust_2.239_Class AB64_BNY-74971BBR5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000191194 | RFM Reremic Trust_2.39_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000191194 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191194 | Symphony CLO 43 Ltd._7.877_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191194 | Freddie Mac STACR REMIC Trust_8.68_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191194 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191194 | Freddie Mac STACR REMIC Trust_10.03_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191194 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191194 | GAM Re-REMIC Trust_0.000_Class 1D_BNY-364614AG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191194 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191194 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000191194 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000191194 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000191194 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000240815 | Bahrain Government International Bond_7.375__BNY-BL9Y753
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240815 | Petroleos Mexicanos_6.5__BNY-71654QCG5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240815 | Romanian Government International Bond_6.375__BNY-77586RAU4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240815 | Indonesia Government International Bond_8.5__BNY-Y20721AE9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240815 | Republic of South Africa Government International Bond_4.3__BNY-836205AU8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240815 | Aeropuertos Dominicanos Siglo XXI SA_7.0__BNY-007866AE6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240815 | Mexico Government International Bond_6.338__BNY-91087BAX8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240815 | Saudi Government International Bond_3.45__BNY-M6320UBC2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240815 | OQ SAOC_5.125__BNY-67624L2A5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240815 | Sociedad Quimica y Minera de Chile SA_5.5__BNY-833636AP8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240815 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240815 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000240815 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000240816 | RFM Reremic Trust_2.239_Class AB64_BNY-74971BBR5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240816 | RFM Reremic Trust_2.39_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240816 | Freddie Mac STACR REMIC Trust_8.68_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240816 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240816 | Freddie Mac STACR REMIC Trust_10.03_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240816 | GAM Re-REMIC Trust_0.000_Class 1D_BNY-364614AG2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240816 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240816 | BMD2 Re-Remic Trust_2.44_Class 6B10_BNY-055631HH1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240816 | Fannie Mae Connecticut Avenue Securities_10.83_Class 1B1_BNY-20755AAD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240816 | GAM RE-REMIC TRUST_0.000_Class CK44_BNY-36459TAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240816 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240816 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000240816 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000240816 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.90%